Statutory Information	12 Months Ended
Dec. 31, 2015
Insurance [Abstract]
STATUTORY INFORMATION
STATUTORY INFORMATION
The Company prepares financial statements on the basis of statutory accounting principles (“SAP”) prescribed or permitted by the New York State Department of Financial Services. Prescribed SAP includes the Accounting Practices and Procedures Manual of the National Association of Insurance Commissioners (“NAIC”) as well as state laws, regulations and administrative rules.
The principal differences between SAP and GAAP are: 1) policy acquisition costs are expensed as incurred under SAP, but are deferred and amortized under GAAP; 2) the value of business acquired is not capitalized under SAP but is under GAAP; 3) amounts collected from holders of universal life-type and annuity products are recognized as premiums when collected under SAP, but are initially recorded as contract deposits under GAAP, with cost of insurance recognized as revenue when assessed and other contract charges recognized over the periods for which services are provided; 4) the classification and carrying amounts of investments in certain securities are different under SAP than under GAAP; 5) the criteria for providing asset valuation allowances, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 6) the timing of establishing certain reserves, and the methodologies used to determine the amounts thereof, are different under SAP than under GAAP; 7) certain assets are not admitted for purposes of determining surplus under SAP; 8) methodologies used to determine the amounts of deferred taxes and goodwill are different under SAP than under GAAP; and 9) the criteria for obtaining reinsurance accounting treatment is different under SAP than under GAAP.
Reconciliations of net income and stockholder’s equity on the basis of statutory accounting to the related amounts presented in the accompanying statements were as follows:

	Net Income			Shareholder's Equity
	2015	2014	2013	2015	2014
Based on statutory accounting principles	$3,302	$5,590	$5,441	$39,534	$42,756
Deferred acquisition costs	117	(97)	(113)	121	4
Deferred and uncollected premiums	(40)	(40)	6	(40)	—
Policy and claim reserves	(108)	(850)	(1,067)	4,787	4,895
Investment valuation difference	315	(62)	175	9,040	12,127
Commissions and fees	—	1	6	—	—
Deferred taxes	342	(1,474)	(673)	(4,210)	(5,180)
Deferred gain on disposal of businesses	113	4	135	(2,158)	(2,489)
Goodwill and intangibles	—	—	—	324	324
Pension	—	2,032	(353)	(252)	(253)
Reinsurance in unauthorized companies	—	—	—	—	2
Interest maintenance reserve, deferral and amortization	137	66	16	763	626
Asset valuation reserve	—	—	—	650	768
Non-admitted assets and other	—	—	—	956	2,135
Current income taxes	—	—	—	93	—
Based on generally accepted accounting principles	$4,178	$5,170	$3,573	$49,608	$55,715

Dividend distributions to the Parent are restricted as to the amount by state regulatory requirements. The Company declared and paid ordinary dividends of $4,075 and extraordinary dividends of $4,000 during the year ended December 31, 2015. (For GAAP purposes, the $2,617 of the extraordinary dividend was classified as a return of capital.) The Company declared and paid ordinary dividends of $3,890 during the year ended December 31, 2014. No extraordinary dividends were declared and paid in 2014. The Company declared and paid dividends of $10,992, of which $4,492 was ordinary and $6,500 was extraordinary during the year ended December 31, 2013. (For GAAP purposes, the $959 of the extraordinary dividend was classified as a return of capital.) A dividend is considered extraordinary when combined with all other dividends and distributions made within the preceding 12 months exceeds the lesser of 10% of the insurer’s surplus as regards to policyholders on December 31 of the next year, or the net gain from operations. The Company has the ability, under state regulatory requirements, to dividend up to approximately $3,405 to the Parent in 2016 without permission from New York regulators. No assurance can be given that there will not be further regulatory actions restricting the ability of the Company to pay dividends.
State regulators require insurance companies to meet minimum capitalization standards designed to ensure that they can fulfill obligations to policyholders. Minimum capital requirements are expressed as a ratio of a company’s total adjusted capital (“TAC”) to its RBC (the “RBC Ratio”). TAC is equal to statutory surplus adjusted to exclude certain statutory liabilities. RBC is calculated by applying specified factors to various asset, premium, expense, liability, and reserve items.
Generally, if a company's RBC Ratio is below 100% (the "Authorized Control Level"), the insurance commissioner of the company's state of domicile is authorized to take control of the company, to protect the interests of policyholders. If the RBC Ratio is greater than 100% but less than 200% (the “Company Action Level”), the company must submit a RBC plan to the commissioner of the state of domicile. Corrective actions may also be required if the RBC Ratio is greater than the Company Action Level but the company fails certain trend tests.
As of December 31, 2015, the TAC of the Company exceeded the Company Action Level and no trend tests that would require regulatory action were violated. As of December 31, 2015, the TAC of the Company subject to RBC requirements was $40,184, and the corresponding Authorized Control Level was $4,043.
RESERVES
The following table provides reserve information of the Company's major product lines at the dates shown:

	December 31, 2015				December 31, 2014
			Claims and Benefits Payable				Claims and Benefits Payable
	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves	Future Policy Benefits and Expenses	Unearned Premiums	Case Reserves	Incurred But Not Reported Reserves
Long Duration Contracts:
Universal life and other products no longer offered	$667	$1	$616	$1	$672	$2	$633	$1
FFG, LTC and other disposed businesses	213,124	3,741	33,611	3,164	207,348	3,854	29,099	3,003
Other	2,811	6	104	27	2,958	12	131	38
Short Duration Contracts:
Group term life	—	36	6,749	443	—	51	7,176	503
Group disability	—	70	58,339	2,466	—	134	63,087	3,007
Medical	—	2	643	25	—	2	672	23
Dental	—	103	30	332	—	175	34	368
Credit life and disability	—	44	62	458	—	48	148	499
Other	—	1	—	5	—	3	—	4
Total	$216,602	$4,004	$100,154	$6,921	$210,978	$4,281	$100,980	$7,446

The following table provides a roll forward of the Company’s product lines with the most significant short duration claims and benefits payable balances: group term life and group disability lines of business. Claims and benefits payable is comprised of case and IBNR reserves.

	Group Term Life	Group Disability
Balance as of December 31, 2012, gross of reinsurance	$9,031	$79,661
Less: Reinsurance ceded and other (1)	(173)	(4,670)
Balance as of January 1, 2013, net of reinsurance	8,858	74,991
Incurred losses related to:
Current year	1,976	8,438
Prior year's interest	385	3,450
Prior year(s)	(621)	20
Total incurred losses	1,740	11,908
Paid losses related to:
Current year	1,133	1,467
Prior year(s)	1,190	16,344
Total paid losses	2,323	17,811
Balance as of December 31, 2013, net of reinsurance	8,275	69,088
Plus: Reinsurance ceded and other (1)	150	4,347
Balance as of December 31, 2013, gross of reinsurance	$8,425	$73,435
Less: Reinsurance ceded and other (1)	(150)	(4,347)
Balance as of January 1, 2014, net of reinsurance	8,275	69,088
Incurred losses related to:
Current year	1,977	7,014
Prior year's interest	361	3,047
Prior year(s)	(323)	(1,765)
Total incurred losses	2,015	8,296
Paid losses related to:
Current year	1,484	1,761
Prior year(s)	1,258	13,857
Total paid losses	2,742	15,618
Balance as of December 31, 2014, net of reinsurance	7,548	61,766
Plus: Reinsurance ceded and other (1)	131	4,328
Balance as of December 31, 2014, gross of reinsurance	$7,679	$66,094
Less: Reinsurance ceded and other (1)	(131)	(4,328)
Balance as of January 1, 2015, net of reinsurance	7,548	61,766
Incurred losses related to:
Current year	1,228	6,000
Prior year's interest	324	2,809
Prior year(s)	(723)	1,070
Total incurred losses	829	9,879
Paid losses related to:
Current year	717	2,139
Prior year(s)	569	12,784
Total paid losses	1,286	14,923
Balance as of December 31, 2015, net of reinsurance	7,091	56,722
Plus: Reinsurance ceded and other (1)	101	4,083
Balance as of December 31, 2015, gross of reinsurance	$7,192	$60,805
(1)  Reinsurance ceded and other includes claims and benefits payable balances that have either been (a) reinsured to third parties, (b) established for claims related expenses whose subsequent payment is not recorded as a paid claim, or (c) reserves established for obligations that would persist even if contracts were cancelled (such as extension of benefits), which cannot be analyzed appropriately under a roll-forward approach.

Short Duration Contracts
The Company’s short duration contracts are comprised of group term life, group disability, medical, dental, and credit life and disability. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.
Case and IBNR reserves are developed using actuarial principles and assumptions that consider, among other things, contractual requirements, historical utilization trends and payment patterns, benefit changes, medical inflation, seasonality, membership, product mix, legislative and regulatory environment, economic factors, disabled life mortality and claim termination rates and other relevant factors. The Company consistently applies the principles and assumptions listed above from year to year, while also giving due consideration to the potential variability of these factors.
Since case and IBNR reserves include estimates developed from various actuarial methods, the Company’s actual losses incurred may be more or less than the Company’s previously developed estimates. As shown in the table above, if the amounts listed on the line labeled “Incurred losses related to: Prior years” are negative (redundant) this means that the Company’s actual losses incurred related to prior years for these lines were less than the estimates previously made by the Company. If the line labeled “Incurred losses related to: Prior years” are positive (deficient) this means that the Company’s actual losses incurred related to prior years for these lines were greater than the estimates previously made by the Company.
Group term life case and IBNR reserve redundancies in all years are due to actual mortality rates running below those assumed in prior year reserves, and actual recovery rates running higher than those assumed in prior year reserves.
Group disability case and IBNR reserves show redundancies in 2015 and 2014 due to actual claim recovery rates exceeding those assumed in prior year reserves. However, case and IBNR reserves show a small deficiency in 2013 due to actual claim recovery rates being less than those assumed in prior year reserves. The relatively small size of the block can lead to volatile results year over year.
The Company’s group disability products include short and long-term disability coverage. Case and IBNR reserves for long-term disability claims have been discounted at 5.25% for claims incurred in 2010 and prior years, and between 4.25% and 4.75% for claims incurred after 2010. The amount of discounts deducted from outstanding reserves as of December 31, 2015 and 2014 are $16,479 and $18,195, respectively.
Long Duration Contracts
The Company’s long duration contracts are primarily comprised of life insurance policies (no longer offered), and FFG and LTC disposed businesses. The principal products and services included in these categories are described in the summary of significant accounting policies. See Note 2 for further information.
FFG and LTC
Reserves for business previously disposed of by FFG and LTC are included in the Company’s reserves in accordance with the insurance guidance. The Company maintains an offsetting reinsurance recoverable related to these reserves. See Note 10 for further information.